Related Party Transactions (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Fee for accounting services		$ 103,500	$ 37,550	$ 141,000	$ 130,550	$ 236,275	$ 100,000
Management fee - related party		120,000	120,000	240,000	240,000	480,000	300,000
TBG Holdings Corp. [Member]
Related Party Transaction [Line Items]
Fee for consulting and administrative services						40,000
Management fee - related party		120,000	120,000	240,000	240,000	480,000	300,000
Management agreement description	Pursuant to an agreement dated June 2013 and amended on May 20, 2019, TBG, was engaged to provide business advisory services, manage and direct our public relations, provide recruiting services, develop and maintain material for market makers and investment bankers, provide general administrative services, and respond to incoming investor relations calls. TBG is owned in part by Neil Swartz, the Company’s Chief Executive Officer and director, and a significant stockholder of the Company, and Timothy Hart, the Company’s Chief Financial Officer and director, and a significant stockholder of the Company. Under this agreement, we pay TBG a revised monthly fee of $40,000.
Monthly management fee	$ 40,000
R3 Accounting LLC [Member]
Related Party Transaction [Line Items]
Fee for consulting and administrative services						$ 236,275	$ 100,000
Fee for accounting services		$ 103,500	$ 37,550	$ 141,000	$ 130,550